Segment Reporting - Condensed Consolidated Income Statement (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Segment reporting income statement

	Q2 2024				Q2 2023
USDm	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total
Revenue	434.3	9.0	-5.6	437.7	375.0	11.8	-2.5	384.3
Port expenses, bunkers and commissions	-108.4	—	—	-108.4	-67.0	—	—	-67.0
Other cost of goods and services sold	—	-6.0	4.0	-2.0	—	-8.6	1.5	-7.1
Operating expenses	-62.9	—	0.2	-62.7	-54.8	—	—	-54.8
Profit from sale of vessels	10.5	—	—	10.5	3.5	—	—	3.5
Administrative expenses	-21.8	-2.0	—	-23.8	-19.2	-2.7	—	-21.9
Other operating income and expenses	-0.2	—	—	-0.2	-0.2	—	—	-0.2
Depreciation and amortization	-46.7	-0.1	—	-46.8	-36.7	-0.3	—	-37.0
Operating profit (EBIT)	204.8	0.9	-1.4	204.3	200.6	0.2	-1.0	199.8

Financial income	7.6	0.1	—	7.7	2.6	—	—	2.6
Financial expenses	-18.8	-0.1	—	-18.9	-17.9	-0.1	—	-18.0
Profit before tax	193.6	0.9	-1.4	193.1	185.3	0.1	-1.0	184.4

Tax	1.1	—	—	1.1	1.0	—	—	1.0
Net profit for the period	194.7	0.9	-1.4	194.2	186.3	0.1	-1.0	185.4

	Q1-Q2 2024				Q1-Q2 2023				FY 2023
USDm	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total	Tanker segment	Marine Exhaust segment	Inter- segment elimination	Total
Revenue	874.6	14.6	-7.5	881.7	758.8	21.2	-5.5	774.5	1,491.4	48.0	-19.0	1,520.4
Port expenses, bunkers and commissions	-218.0	—	—	-218.0	-185.9	—	—	-185.9	-407.6	—	—	-407.6
Other cost of goods and services sold	—	-9.7	5.0	-4.7	—	-14.2	3.8	-10.4	—	-36.6	13.9	-22.7
Operating expenses	-119.6	—	0.3	-119.3	-106.7	—	—	-106.7	-216.4	—	0.4	-216.0
Profit from sale of vessels	27.6	—	—	27.6	3.5	—	—	3.5	50.4	—	—	50.4
Administrative expenses	-46.1	-3.9	—	-50.0	-34.1	-5.4	—	-39.5	-76.5	-6.4	—	-82.9
Other operating income and expenses	-0.5	0.1	—	-0.4	-0.2	0.1	—	-0.1	6.0	0.3	—	6.3
Depreciation and amortization	-89.7	-0.2	—	-89.9	-71.5	-0.6	—	-72.1	-148.2	-1.1	—	-149.3
Operating profit (EBIT)	428.3	0.9	-2.2	427.0	363.9	1.1	-1.7	363.3	699.1	4.2	-4.7	698.6

Financial income	13.9	0.2	—	14.1	6.7	—	—	6.7	14.3	—	—	14.3
Financial expenses	-37.0	-0.2	—	-37.2	-30.3	-0.2	—	-30.5	-60.5	-0.4	—	-60.9
Profit before tax	405.2	0.9	-2.2	403.9	340.3	0.9	-1.7	339.5	652.9	3.8	-4.7	652.0

Tax	—	-0.5	—	-0.5	-0.5	0.1	—	-0.4	-4.0	—	—	-4.0
Net profit for the period	405.2	0.4	-2.2	403.4	339.8	1.0	-1.7	339.1	648.9	3.8	-4.7	648.0